UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-2686
RIVERSOURCE TAX-EXEMPT SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 11/30
Date of reporting period: 02/28

Portfolio of Investments
RiverSource Intermediate Tax-Exempt Fund
Feb. 28, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.7%)

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Alabama (0.3%)
Alabama Special Care Facilities Financing Authority
Revenue Bonds
Series 2008A-1
06-01-12	5.00%	$250,000	$269,523

Arizona (2.2%)
Queen Creek Improvement District #1
Special Assessment Bonds
Series 2006
01-01-14	5.00	500,000	508,440
01-01-18	5.00	500,000	497,725
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2009A
01-01-22	5.00	1,000,000	1,123,760

Total			2,129,925

California (7.8%)
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) A.M.T.
08-01-30	5.75	315,000	338,011
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006K A.M.T.
02-01-42	5.50	355,000	377,003
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2007D (FGIC) A.M.T.
08-01-17	4.35	500,000	484,604
California State Department of Water Resources
Revenue Bonds
Power Supply
Series 2008H
05-01-22	5.00	500,000	548,455
City of Long Beach
Refunding Revenue Bonds
Series 2005A (NPFGC) A.M.T.
05-15-20	5.00	1,000,000	1,029,190
City of San Jose
Revenue Bonds
Series 2007A (AMBAC) A.M.T.
03-01-16	5.00	375,000	402,930

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
City of Vernon
Revenue Bonds
Series 2009A
08-01-21	5.13	1,000,000	1,054,880
County of Sacramento
Revenue Bonds
Series 2009B
07-01-24	5.00	1,000,000	1,052,189
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04-01-22	5.25	1,000,000	1,047,830
State of California
Unlimited General Obligation Refunding Bonds
Series 2009A
07-01-21	5.25	1,000,000	1,109,390

Total			7,444,482

Colorado (2.2%)
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12-01-17	4.80	500,000	400,200
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran
Series 2005
06-01-23	5.25	500,000	490,600
North Range Metropolitan District #1
Limited General Obligation Refunding Bonds
Series 2007 (ACA)
12-15-15	5.00	365,000	336,686
12-15-17	5.00	350,000	311,133
North Range Metropolitan District #2
Limited Tax General Obligation Bonds
Series 2007
12-15-14	5.50	555,000	510,012

Total			2,048,631

District of Columbia (1.9%)
District of Columbia Water & Sewer Authority
Revenue Bonds
Series 2009A
10-01-24	5.00	1,000,000	1,089,950
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Series 2007A (AMBAC) A.M.T.
10-01-22	4.75	750,000	750,533

Total			1,840,483

Florida (1.7%)
Harbor Bay Community Development District
Special Assessment Bonds
Series 2001B
05-01-10	6.35	120,000	106,944

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
Palm Beach County Health Facilities Authority
Revenue Bonds
Waterford Project
Series 2007
11-15-10	4.65	400,000		405,360
Sterling Hill Community Development District
Special Assessment Bonds
Series 2003B
11-01-10	5.50	160,000		150,400
Village Center Community Development District
Revenue Bonds
Sub Series 2003B
01-01-18	6.35	1,000,000		959,400

Total				1,622,104

Georgia (4.0%)
Appling County Development Authority
Revenue Bonds
Georgia Power Company Plant Hatch Project
Series 2006 (AMBAC)
07-01-16	4.40	500,000		517,830
Gwinnett County Water & Sewer Authority
Revenue Bonds
Series 2008
08-01-19	5.00	1,000,000		1,169,820
State of Georgia
Unlimited General Obligation Bonds
Series 2007G
12-01-17	5.00	1,750,000		2,083,043

Total				3,770,693

Illinois (0.2%)
Illinois Finance Authority
Revenue Bonds
Sedgebrook Incorporated Facility
Series 2007A
11-15-12	5.50	500,000	(h)	200,000

Indiana (1.3%)
Indiana Health & Educational Facilities Financing Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02-15-24	5.00	1,000,000		1,002,030
Purdue University
Revenue Bonds
Student Facilities System
Series 2009A
07-01-21	5.00	200,000		227,622

Total				1,229,652

Iowa (1.4%)
City of Coralville
Tax Allocation Revenue Bonds
Tax Increment
Series 2007C
06-01-17	5.00	730,000		771,807

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Iowa Finance Authority
Revenue Bonds
Iowa State Revolving Fund
Series 2008
08-01-20	5.25	500,000	580,050

Total			1,351,857

Kansas (1.2%)
City of Olathe
Special Obligation Tax Allocation Bonds
West Village Center Project
Series 2007
03-01-10	5.00	100,000	99,991
City of Salina
Improvement Refunding Revenue Bonds
Salina Regional Health
Series 2006
10-01-22	5.00	500,000	512,110
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2006
09-01-23	5.00	500,000	517,685

Total			1,129,786

Louisiana (0.6%)
Louisiana State Citizens Property Insurance Corporation
Revenue Bonds
Series 2006B (AMBAC)
06-01-16	5.00	500,000	532,505

Massachusetts (6.0%)
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002C (NPFGC/FGIC)
11-01-14	5.50	2,000,000	2,365,520
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010B A.M.T.
01-01-23	5.50	500,000	506,790
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Harvard University
Series 2009A
11-15-19	5.25	1,000,000	1,193,380
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Massachusetts Institute of Technology
Series 2009O
07-01-26	5.00	500,000	556,540
Massachusetts State Water Pollution Abatement
Revenue Bonds State Revolving Fund
Series 2009-14
08-01-24	5.00	1,000,000	1,128,830

Total			5,751,060

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Michigan (2.9%)
Michigan Municipal Bond Authority
Revenue Bonds
Clean Water Revolving Fund
Series 2001
10-01-20	5.00	1,500,000	1,590,510
Michigan State Housing Development Authority
Revenue Bonds
Series 2007A A.M.T.
12-01-28	5.50	460,000	474,674
Wayne County Airport Authority
Revenue Bonds
Detroit Metropolitan
Series 2005 (NPFGC) A.M.T.
12-01-19	4.75	750,000	728,603

Total			2,793,787

Minnesota (5.7%)
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2008A
11-15-18	6.00	1,000,000	1,134,479
City of St. Louis Park
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07-01-23	5.50	750,000	774,765
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. John’s University
6th Series 2008U
10-01-18	4.00	225,000	231,815
Osseo Independent School District #279
Unlimited General Obligation Bonds
School Building
Series 2000A
(School District Credit Enhancement Program)
02-01-14	5.75	1,000,000	1,019,600
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
Series 2007A (NPFGC)
11-15-22	5.00	1,025,000	1,043,317
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05-15-23	5.25	500,000	500,240
State of Minnesota
Unlimited General Obligation Bonds
Series 2008C
08-01-19	5.00	500,000	592,380

Total			5,296,596

Missouri (5.2%)
City of Kansas City
Tax Allocation Revenue Bonds
Kansas City MainCor Project
Series 2007A
03-01-12	5.00	295,000	296,398

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Kirkwood Industrial Development Authority
Revenue Bonds
Aberdeen Heights
Series 2010C-2
11-15-15	7.00	500,000	500,430
Missouri Highway & Transportation Commission
Revenue Bonds
2nd Lien
Series 2007
05-01-17	5.00	1,000,000	1,176,080
Missouri Joint Municipal Electric Utility Commission
Revenue Bonds
IATAN 2 Project
Series 2009A
01-01-17	4.50	1,000,000	1,054,150
Missouri State Health & Educational Facilities Authority
Revenue Bonds
Washington University
Series 2008A
03-15-18	5.25	1,000,000	1,194,610
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village of West County
Series 2007A
09-01-10	5.00	700,000	706,048

Total			4,927,716

Nebraska (2.9%)
Elkhorn School District
Unlimited General Obligation Bonds
Series 2009
06-15-19	5.38	500,000	539,115
Municipal Energy Agency of Nebraska
Refunding Revenue Bonds
Series 2009A (BHAC)
04-01-21	5.00	750,000	844,635
Nebraska Public Power District
Revenue Bonds
Series 2008B
01-01-20	5.00	570,000	626,561
University of Nebraska
Revenue Bonds
Lincoln Student Fees & Facilities
Series 2009A
07-01-23	5.00	700,000	770,868

Total			2,781,179

New Hampshire (0.3%)
New Hampshire Business Finance Authority
Revenue Bonds
Public Service Company of New Hampshire Project
Series 2006B (NPFGC) A.M.T.
05-01-21	4.75	250,000	245,520

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
New Jersey (4.7%)
New Jersey Economic Development Authority
Revenue Bonds
Cigarette Tax
Series 2004
06-15-18	5.63	1,000,000		1,000,220
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
South Jersey Hospital
Series 2006
07-01-20	5.00	1,050,000		1,090,982
New Jersey Higher Education Assistance Authority
Refunding Revenue Bonds
Series 2010-1A
12-01-25	5.00	1,000,000		1,031,110
State of New Jersey
Certification of Participation
Equipment Lease Purchase Agreement
Series 2008A
06-15-23	5.00	1,000,000		1,056,610
Tobacco Settlement Financing Corporation
Prerefunded Revenue Bonds
Series 2003
06-01-41	7.00	225,000		267,680

Total				4,446,602

New York (8.9%)
Metropolitan Transportation Authority
Revenue Bonds
Series 2009A
11-15-26	5.30	710,000		786,155
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01-01-23	5.00	500,000		499,500
New York City Industrial Development Agency
Revenue Bonds
Terminal One Group Association Project
Series 2005 A.M.T.
01-01-21	5.50	500,000		513,525
New York State Energy Research & Development Authority
Revenue Bonds
New York State Electric & Gas
Series 1985 (NPFGC)
03-15-15	4.10	1,160,000		1,167,436
New York State Thruway Authority
Revenue Bonds
Series 2007H (NPFGC/FGIC)
01-01-23	5.00	1,500,000		1,617,915
New York State Urban Development Corporation
Revenue Bonds
Series 2002C
01-01-11	5.00	1,375,000		1,422,699
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 138th
Series 2004 (NPFGC/FGIC) A.M.T.
12-01-12	5.00	785,000		847,462
Seneca Nation Indians Capital Improvements Authority
Revenue Bonds
Series 2007A
12-01-16	5.25	250,000	(d)	234,963

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Tobacco Settlement Financing Corporation
Asset-backed Revenue Bonds
Series 2003A-1
06-01-19	5.50	1,250,000	1,347,338

Total			8,436,993

North Carolina (6.6%)
Cape Fear Public Utility Authority
Revenue Bonds
Series 2008
08-01-20	5.00	800,000	914,608
City of Charlotte
Revenue Bonds
Water & Sewer
Series 2008
07-01-26	5.00	1,250,000	1,384,649
North Carolina Eastern Municipal Power Agency
Revenue Bonds
Series 2009B
01-01-26	5.00	1,000,000	1,033,890
North Carolina Housing Finance Agency
Revenue Bonds
Series 2006A-26 A.M.T.
01-01-38	5.50	190,000	201,803
North Carolina Municipal Power Agency #1
Revenue Bonds
Series 2003A
01-01-11	5.50	510,000	529,482
01-01-12	5.50	1,000,000	1,075,630
State of North Carolina
Unlimited General Obligation Refunding Bonds
Series 2005B
04-01-17	5.00	1,000,000	1,182,530

Total			6,322,592

North Dakota (0.8%)
County of Ward
Revenue Bonds
Trinity Obligated Group
Series 2006
07-01-15	5.25	750,000	780,765

Ohio (2.7%)
County of Cuyahoga
Refunding Revenue Bonds
Series 2003A
01-01-11	5.50	2,000,000	2,079,179
County of Miami
Improvement Refunding Revenue Bonds
Upper Valley Medical Center
Series 2006
05-15-21	5.25	500,000	516,280

Total			2,595,459

Oklahoma (1.4%)
Cleveland County Justice Authority
Revenue Bonds

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
Detention Facility Project
Series 2009A
03-01-15	5.00	1,260,000		1,374,648

Oregon (1.2%)
Oregon State Department of Administrative Services
Revenue Bonds
Series 2009A
04-01-24	5.25	1,000,000		1,140,740

Puerto Rico (0.5%)
Puerto Rico Highway & Transportation Authority
Revenue Bonds
Series 2005K
07-01-19	5.00	500,000	(f)	507,700

South Carolina (0.2%)
Tobacco Settlement Revenue Management Authority
Revenue Bonds
Series 2001B
05-15-22	6.00	165,000		171,569

Texas (13.4%)
Central Texas Regional Mobility Authority
Revenue Bonds
Sr Lien
Series 2010
01-01-19	5.75	750,000	(g)	768,660
01-01-20	5.75	1,000,000	(g)	1,017,140
City of Arlington
Revenue Bonds
Series 2009
06-01-19	4.00	955,000		1,017,447
Conroe Independent School District
Unlimited General Obligation Bonds
School Building
Series 2009A
02-15-25	5.25	1,135,000		1,240,623
Dallas County Community College District
Limited General Obligation Bonds
Series 2009
02-15-20	5.00	750,000		868,725
Dripping Springs Independent School District
Unlimited General Obligation Bonds
School Building
Series 2008
(Permanent School Fund Guarantee)
02-15-26	5.00	1,000,000		1,092,690
Lewisville Independent School District
Unlimited General Obligation Bonds
School Building
Series 2009
08-15-21	5.00	1,000,000		1,126,170
Southwest Higher Education Authority
Revenue Bonds
Southern Methodist University Project
Series 2009
10-01-26	5.00	1,000,000		1,086,490

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Spring Independent School District
Unlimited General Obligation Bonds
Schoolhouse
Series 2009
(Permanent School Fund Guarantee)
08-15-21	5.00	750,000	854,888
Tarrant County Cultural Education Facilities Finance
Corporation
Revenue Bonds
Buckner Retirement Services Incorporated Project
Series 2007
11-15-11	5.00	750,000	776,970
University of Houston
Refunding Revenue Bonds
Series 2009
02-15-21	5.00	1,000,000	1,123,280
Uptown Development Authority
Tax Allocation Revenue Bonds
Infrastructure Improvement Facilities
Series 2009
09-01-22	5.00	750,000	730,268
West Harris County Regional Water Authority
Revenue Bonds
Series 2009
12-15-25	5.00	1,000,000	1,054,630

Total			12,757,981

Virginia (3.6%)
Tobacco Settlement Financing Corporation
Asset-backed Revenue Bonds
Series 2005
06-01-26	5.50	500,000	560,670
Virginia College Building Authority
Revenue Bonds
Public Higher Education Financing Program
Series 2009A
09-01-24	5.00	1,000,000	1,120,320
Virginia Resources Authority
Revenue Bonds
State Revolving Fund
Series 2009
10-01-22	5.00	500,000	577,655
Virginia Resources Authority
Revenue Bonds
State Revolving Fund
Sub Series 2008
10-01-19	5.00	1,000,000	1,168,450

Total			3,427,095

Washington (4.2%)
Energy Northwest
Revenue Bonds
Columbia Generating Station
Series 2007D
07-01-22	5.00	1,000,000	1,108,690
Ocean Shores Local Improvement District
Special Assessment Bonds
B.A.N. # 2007-1
Series 2008
08-01-11	5.00	1,000,000	1,015,110

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
State of Washington
Unlimited General Obligation Bonds
Series 2007A
07-01-21	5.00	700,000	781,158
State of Washington
Unlimited General Obligation Bonds
Series 2008D
01-01-20	5.00	1,000,000	1,126,220

Total			4,031,178

Wisconsin (1.7%)
State of Wisconsin
Revenue Bonds
Series 2009A
05-01-22	5.00	1,000,000	1,094,080
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
St. Johns Communities Incorporated
Series 2009C-2
09-15-14	5.40	500,000	499,025

Total			1,593,105

Total Municipal Bonds
(Cost: $89,386,283)			$92,951,926

Municipal Notes (2.9%)

		Amount
Issue	Effective	payable at
description(b,c,e)	yield	maturity	Value(a)
Illinois (1.1%)
City of Chicago
Unlimited General Obligation Bonds
V.R.D.N. Series 2003B-1
01-01-34	0.12%	$1,000,000	$1,000,000

Iowa (1.1%)
Iowa Finance Authority
Revenue Bonds
Iowa Health System
V.R.D.N. Series 2009E (Bank of America)
07-01-39	0.16	1,100,000	1,100,000

Minnesota (0.7%)
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Olaf College
V.R.D.N. 5th Series 2002M2 (Harris)
10-01-20	0.14	700,000	700,000

Total Municipal Notes
(Cost: $2,800,000)			$2,800,000

Total Investments in Securities
(Cost: $92,186,283)(i)			$95,751,926

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Nov. 30, 2009.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance
(c)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At Feb. 28, 2010, the value of securities subject to alternative minimum tax represented 7.26% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2010, the value of these securities amounted to $234,963 or 0.25% of net assets.

(e)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2010.

(f)	Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 0.53% of net assets at Feb. 28, 2010.

(g)	At Feb. 28, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,785,800.

(h)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(i)	At Feb. 28, 2010, the cost of securities for federal income tax purposes was approximately $92,186,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,381,000
Unrealized depreciation	(815,000)

Net unrealized appreciation	$3,566,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Feb. 28, 2010:

	Fair value at Feb. 28, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Municipal Bonds	$—	$92,951,926	$—	$92,951,926

Total Bonds	—	92,951,926	—	92,951,926

Other
Municipal Notes	—	2,800,000	—	2,800,000

Total Other	—	2,800,000	—	2,800,000

Total	$—	$95,751,926	$—	$95,751,926

Portfolio of Investments
RiverSource Tax-Exempt Bond Fund
Feb. 28, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.2%)

Issue	Coupon	Principal
description(f,g)	rate	amount	Value(a)
Alabama (0.2%)
County of Jefferson
Revenue Bonds
Series 2004A
01-01-23	5.25%	$1,500,000	$1,260,120

Arizona (2.0%)
Arizona Health Facilities Authority
Revenue Bonds
Banner Health
Series 2008D
01-01-32	5.38	7,500,000	7,641,225
Maricopa County Industrial Development Authority
Revenue Bonds
Catholic Healthcare West
Series 2004A
07-01-23	5.38	2,500,000	2,566,475
Queen Creek Improvement District #1
Special Assessment Bonds
Series 2006
01-01-19	5.00	755,000	742,777
01-01-20	5.00	580,000	565,007
01-01-21	5.00	1,000,000	961,860
University Medical Center
Revenue Bonds
Series 2009
07-01-39	6.50	1,000,000	1,060,230

Total			13,537,574

Arkansas (0.2%)
Arkansas Development Finance Authority
Revenue Bonds
Mortgage-backed Securities Program
Series 2003A (GNMA/FNMA)
07-01-34	4.90	1,200,000	1,236,816

California (15.1%)
Anaheim Public Financing Authority
Revenue Bonds
Series 2007 (NPFGC)
02-01-33	4.75	1,655,000	1,636,712
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars-Sinai Medical Center
Series 2005
11-15-34	5.00	1,000,000	940,500

Issue	Coupon	Principal
description(f,g)	rate	amount		Value(a)
California Health Facilities Financing Authority
Revenue Bonds
Cedars-Sinai Medical Center
Series 1997B (NPFGC)
08-01-27	5.13	3,000,000		2,839,380
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Series 2006A
04-01-39	5.25	1,000,000		980,940
California Health Facilities Financing Authority
Revenue Bonds
Providence Health & Services
Series 2008C
10-01-28	6.25	500,000		567,510
10-01-38	6.50	1,000,000		1,129,060
California Health Facilities Financing Authority
Revenue Bonds
Sutter Health
Series 2008A
08-15-30	5.00	2,500,000		2,403,925
California State Department of Water Resources
Revenue Bonds
Power Supply
Series 2008H
05-01-22	5.00	1,400,000		1,535,674
California State Public Works Board
Refunding Revenue Bonds
Various University of California Projects
Series 1993A
06-01-14	5.50	7,275,000		7,928,586
California State University
Revenue Bonds
Systemwide
Series 2009A
11-01-29	5.25	3,000,000		3,133,050
California Statewide Communities Development Authority
Revenue Bonds
Daughters of Charity Health
Series 2005A
07-01-30	5.25	2,500,000		2,275,675
California Statewide Communities Development Authority
Revenue Bonds
Kaiser Permanente
Series 2006B
03-01-45	5.25	3,500,000		3,343,794
California Statewide Communities Development Authority
Revenue Bonds
Sutter Health
Series 2002B
08-15-28	5.50	2,000,000		2,011,400
Chabot-Las Positas Community College District
Unlimited General Obligation Bonds
Capital Appreciation Election of 2004
Zero Coupon
Series 2006B (AMBAC)
08-01-18	4.65	1,000,000	(h)	685,950

Issue	Coupon	Principal
description(f,g)	rate	amount	Value(a)
City & County of San Francisco
Unlimited General Obligation Bonds
Neighborhood Recreation & Park
Series 2004A (NPFGC)
06-15-23	5.00	4,795,000	5,097,708
Fairfield-Suisun Unified School District
Unlimited General Obligation Bonds
Election of 2002
Series 2004 (NPFGC)
08-01-28	5.50	3,000,000	3,199,769
Fremont Union High School District/Santa Clara County
Unlimited General Obligation Bonds
Election of 2008
Series 2008
08-01-30	4.75	1,075,000	1,072,173
Golden State Tobacco Securitization Corporation
Asset-backed Revenue Bonds
Series 2007A-1
06-01-47	5.75	1,000,000	733,730
Golden State Tobacco Securitization Corporation
Prerefunded Revenue Bonds
Series 2003A-1
06-01-39	6.75	750,000	881,243
06-01-40	6.63	900,000	1,056,429
Lakeside Union Elementary School District
Unlimited General Obligation Bonds
Series 2009
08-01-33	5.00	1,250,000	1,261,188
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009I
07-01-24	5.00	1,900,000	2,036,135
07-01-29	5.00	1,200,000	1,240,668
Rowland Water District
Certificate of Participation
Recycled Water Project
Series 2008
12-01-39	6.25	1,500,000	1,618,350
San Diego Public Facilities Financing Authority
Revenue Bonds
Series 2009A
05-15-34	5.25	1,500,000	1,566,750
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08-01-31	6.50	500,000	522,170
Semitropic Improvement District
Revenue Bonds
Series 2004A (XLCA)
12-01-28	5.00	5,000,000	5,084,350
State of California
Unlimited General Obligation Refunding Bonds
Series 2007
08-01-30	4.50	5,550,000	4,757,960

Issue	Coupon	Principal
description(f,g)	rate	amount	Value(a)
State of California
Unlimited General Obligation Bonds
Series 2003
02-01-21	5.00	1,150,000	1,179,555
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2005
06-01-35	4.75	7,500,000	6,453,000
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2007
06-01-37	5.00	1,235,000	1,108,141
12-01-37	5.00	3,000,000	2,689,530
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04-01-31	5.75	12,000,000	12,289,439
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04-01-29	5.30	2,000	1,986
Sweetwater Union High School District
Certificate of Participation
Series 2002 (AGM)
09-01-21	5.00	3,255,000	3,345,261
Turlock Public Financing Authority
Revenue Bonds
Series 2008
05-01-32	4.75	3,405,000	3,336,151
University of California
Revenue Bonds
Series 2009O
05-15-39	5.25	2,300,000	2,432,388
West Covina Community Development Commission
Refunding Special Tax Bonds
Fashion Plaza
Series 1996
09-01-17	6.00	5,000,000	5,713,750

Total			100,089,980

Colorado (2.3%)
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12-01-22	4.95	1,000,000	701,031
12-01-26	5.00	500,000	323,135
City of Aurora
Refunding Revenue Bonds
1st Lien
Series 2008A
08-01-33	5.00	2,000,000	2,032,940
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran
Series 2005
06-01-23	5.25	500,000	490,600

Issue	Coupon	Principal
description(f,g)	rate	amount		Value(a)
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran
Series 2009A
06-01-38	6.13	2,750,000		2,760,395
Colorado State Board of Governors
Revenue Bonds
Series 2009A
03-01-34	5.00	1,600,000		1,656,336
North Range Metropolitan District #1
Prerefunded Limited General Obligation Bonds
Series 2001
12-15-31	7.25	1,820,000		2,021,401
North Range Metropolitan District #2
Limited Tax General Obligation Bonds
Series 2007
12-15-27	5.50	735,000		554,682
12-15-37	5.50	820,000		569,457
University of Colorado
Prerefunded Certificate of Participation
Master Lease Purchase Agreement
Series 2003A (AMBAC)
06-01-23	5.00	3,700,000		4,178,225

Total				15,288,202

Connecticut (1.1%)
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Yale University
Series 2008-Z3
07-01-42	5.05	7,150,000		7,525,804

District of Columbia (0.2%)
District of Columbia Water & Sewer Authority
Refunding Revenue Bonds
Sub Lien
Series 2008A (Assured Guaranty)
10-01-29	5.00	1,515,000		1,564,086

Florida (3.1%)
Brevard County Health Facilities Authority
Revenue Bonds
Health First Incorporated Project
Series 2005
04-01-34	5.00	6,435,000		5,801,666
Broward County School Board
Certificate of Participation
Series 2003 (NPFGC)
07-01-24	5.00	3,000,000		3,054,360
Florida Municipal Loan Council
Revenue Bonds
Capital Appreciation
Zero Coupon
Series 2000A (NPFGC)
04-01-20	6.02	4,360,000	(h)	2,575,539

Issue	Coupon	Principal
description(f,g)	rate	amount	Value(a)
Florida State Board of Education
Unlimited General Obligation Bonds
Capital Outlay 2008
Series 2009B
06-01-26	5.00	1,380,000	1,499,370
06-01-27	5.00	1,450,000	1,564,739
Florida State Board of Education
Unlimited General Obligation Refunding Bonds
Capital Outlay
Series 2004B
06-01-24	5.00	1,400,000	1,484,896
Highlands County Health Facilities Authority
Prerefunded Revenue Bonds
Adventist Health
Series 2002B
11-15-23	5.25	1,000,000	1,116,300
Highlands County Health Facilities Authority
Prerefunded Revenue Bonds
Adventist Health
Series 2006C
11-15-36	5.25	50,000	59,459
Highlands County Health Facilities Authority
Prerefunded Revenue Bonds
Adventist Health
Series 2006G
11-15-32	5.13	105,000	124,047
Highlands County Health Facilities Authority
Unrefunded Revenue Bonds
Adventist Health
Series 2006G
11-15-32	5.13	2,895,000	2,873,635
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village on the Isle Project
Series 2007
01-01-14	5.00	410,000	420,931

Total			20,574,942

Georgia (4.0%)
Appling County Development Authority
Revenue Bonds
Georgia Power Company Plant Hatch Project
Series 2006 (AMBAC)
07-01-16	4.40	3,500,000	3,624,810
Cherokee County Water & Sewer Authority
Unrefunded Revenue Bonds
Series 1995 (NPFGC)
08-01-25	5.20	2,665,000	2,952,500
City of Atlanta
Revenue Bonds
Series 2001A (NPFGC)
11-01-39	5.00	1,950,000	1,868,471
Gainesville & Hall County Hospital Authority
Revenue Bonds
Northeast Georgia Health System
Series 2010A
02-15-45	5.50	7,500,000	7,273,575

Issue	Coupon	Principal
description(f,g)	rate	amount		Value(a)
Gwinnett County School District
Unlimited General Obligation Bonds
Series 2008
02-01-36	5.00	7,610,000		8,053,663
State of Georgia
Unlimited General Obligation Bonds
Series 2009B
01-01-26	5.00	2,500,000		2,793,175

Total				26,566,194

Illinois (10.6%)
Cook & Will Counties Township High School District #206
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 1992C Escrowed to Maturity (AMBAC)
12-01-10	6.55	2,605,000	(h)	2,594,945
Cook County Community Consolidated School
District #21 - Wheeling
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 2000 Escrowed to Maturity (AGM)
12-01-19	6.03	3,140,000	(h)	2,235,115
Cook County School District #170
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 1992C Escrowed to Maturity (AMBAC)
12-01-10	6.55	2,155,000	(h)	2,147,177
Illinois Finance Authority
Refunding Revenue Bonds
Augustana College
Series 2003A
10-01-22	5.63	2,500,000		2,546,625
Illinois Finance Authority
Refunding Revenue Bonds
Swedish Covenant
Series 2010A
08-15-29	5.75	955,000		934,200
Illinois Finance Authority
Revenue Bonds
Northwest Community Hospital
Series 2008A
07-01-33	5.38	1,000,000		1,036,310
Illinois Finance Authority
Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08-15-30	5.75	3,000,000		3,286,500
Illinois Finance Authority
Revenue Bonds
Riverside Health System
Series 2009
11-15-35	6.25	1,000,000		1,042,020
Illinois Finance Authority
Revenue Bonds
Rush University Medical Center
Series 2009C
11-01-39	6.63	2,150,000		2,280,935

Issue	Coupon	Principal
description(f,g)	rate	amount		Value(a)
Illinois Finance Authority
Revenue Bonds
Sedgebrook Incorporated Facility
Series 2007A
11-15-12	5.50	500,000	(b)	200,000
Illinois Finance Authority
Revenue Bonds
Sherman Health System
Series 2007A
08-01-37	5.50	4,000,000		3,523,200
Illinois Finance Authority
Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08-15-38	6.88	10,700,000		11,071,824
Illinois Finance Authority
Revenue Bonds
University of Chicago
Series 2003A
07-01-25	5.25	6,770,000		7,359,396
Illinois Finance Authority
Subordinated Revenue Bonds
Regency
Zero Coupon
Series 1990 Escrowed to Maturity
04-15-20	7.75	13,745,000	(h)	9,390,583
Lake County Community High School
District #127 - Grayslake
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 2002B (NPFGC/FGIC)
02-01-16	5.32	4,000,000	(h)	3,377,240
Metropolitan Pier & Exposition Authority
Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1993A Escrowed to Maturity (FGIC)
06-15-21	6.54	1,870,000	(h)	1,225,505
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Expansion
Series 2002A (NPFGC)
06-15-42	5.25	4,000,000		4,037,040
Metropolitan Pier & Exposition Authority
Unrefunded Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1993A (NPFGC/FGIC)
06-15-10	6.65	240,000	(h)	238,817
Southern Illinois University
Revenue Bonds
Capital Appreciation
Housing & Auxiliary
Zero Coupon
Series 1999A (NPFGC)
04-01-26	5.55	4,000,000	(h)	1,657,120

Issue	Coupon	Principal
description(f,g)	rate	amount		Value(a)
St. Clair County Public Building Commission
Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1997B (NPFGC/FGIC)
12-01-14	5.95	2,000,000	(h)	1,742,840
State of Illinois
Unlimited General Obligation Bonds
1st Series 2001 (AGM)
05-01-26	5.25	8,500,000		8,715,815

Total				70,643,207

Indiana (2.0%)
County of St. Joseph
Revenue Bonds
Notre Dame Du Lac Project
Series 2009
03-01-36	5.00	5,000,000		5,269,750
Indiana Finance Authority
Refunding Revenue Bonds
Sisters of St. Francis Health
Series 2008
11-01-32	5.38	1,000,000		1,036,049
Indiana Finance Authority
Revenue Bonds
Parkview Health System
Series 2009A
05-01-31	5.75	1,000,000		1,024,990
Indiana Finance Authority
Revenue Bonds
State Revolving Fund Program
Series 2006A
02-01-25	5.00	2,000,000		2,162,860
Indiana Health & Educational Facilities Financing Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02-15-33	5.00	1,050,000		983,273
Indiana Health & Educational Facilities Financing Authority
Revenue Bonds
Clarian Health Obligation
Series 2006A
02-15-36	5.00	625,000		581,238
Indiana Transportation Finance Authority
Prerefunded Revenue Bonds
Series 1990A
06-01-15	7.25	1,475,000		1,545,830
Vigo County Hospital Authority
Revenue Bonds
Union Hospital Incorporated
Series 2007
09-01-37	5.70	1,050,000	(d)	873,306

Total				13,477,296

Issue	Coupon	Principal
description(f,g)	rate	amount		Value(a)
Iowa (0.3%)
City of Coralville
Tax Allocation Bonds
Tax Increment
Series 2007C
06-01-39	5.13	2,425,000		2,158,177

Kansas (0.2%)
University of Kansas Hospital Authority
Refunding & Improvement Revenue Bonds
Kansas University Health System
Series 2006
09-01-25	5.00	1,325,000		1,365,810

Kentucky (2.1%)
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health System
Series 2010B
03-01-40	6.38	1,700,000	(i)	1,694,339
Kentucky Economic Development Finance Authority
Revenue Bonds
Baptist Healthcare System
Series 2009A
08-15-24	5.38	1,000,000		1,082,260
08-15-27	5.63	1,000,000		1,089,510
Kentucky Economic Development Finance Authority
Revenue Bonds
Louisville Arena
Sub Series 2008A-1 (Assured Guaranty)
12-01-33	6.00	800,000		872,760
Kentucky Economic Development Finance Authority
Revenue Bonds
Owensboro Medical Health System
Series 2010A
03-01-45	6.50	2,950,000	(i)	2,917,816
Louisville/Jefferson County Metropolitan Government
Revenue Bonds
Jewish Hospital St. Mary’s Healthcare
Series 2008
02-01-27	5.75	6,000,000		6,180,540

Total				13,837,225

Louisiana (5.1%)
City of New Orleans
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Zero Coupon
Series 1991 (AMBAC)
09-01-12	6.63	6,250,000	(h)	5,561,938
Louisiana State Citizens Property Insurance Corporation
Revenue Bonds
Series 2006B (AMBAC)
06-01-16	5.00	1,500,000		1,597,515
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01-01-40	6.50	4,600,000		4,752,490

Issue	Coupon	Principal
description(f,g)	rate	amount	Value(a)
New Orleans Finance Authority
Special Obligation Refunding Bonds
Series 1992 Escrowed to Maturity
01-15-11	6.25	8,545,000	8,929,354
Tobacco Settlement Financing Corporation
Asset-backed Revenue Bonds
Series 2001B
05-15-30	5.50	7,400,000	7,402,072
05-15-39	5.88	6,540,000	6,047,473

Total			34,290,842

Maryland (0.2%)
Maryland Economic Development Corporation
Revenue Bonds
University of Maryland College Park Projects
Series 2008
06-01-33	5.75	400,000	404,676
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Washington County Hospital
Series 2008
01-01-33	5.75	875,000	846,851

Total			1,251,527

Massachusetts (3.4%)
Commonwealth of Massachusetts
Limited General Obligation Refunding Bonds
Series 2004B
08-01-22	5.25	2,500,000	2,988,925
08-01-28	5.25	2,000,000	2,332,320
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC/FGIC)
01-01-27	5.50	1,500,000	1,719,945
01-01-28	5.50	1,500,000	1,714,500
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2005A
07-01-31	5.00	2,000,000	2,206,040
Massachusetts Development Finance Agency
Revenue Bonds
Boston University
Series 1999P
05-15-59	6.00	675,000	751,626
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Harvard University
Series 2002FF
07-15-37	5.13	2,200,000	2,246,288
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Massachusetts Institute of Technology
Series 2009O
07-01-26	5.00	3,000,000	3,339,240

Issue	Coupon	Principal
description(f,g)	rate	amount	Value(a)
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical
Series 2007E
07-15-37	5.00	2,200,000	1,719,806
Massachusetts School Building Authority
Revenue Bonds
Series 2007A (AMBAC)
08-15-32	4.75	1,240,000	1,251,631
Massachusetts State Water Pollution Abatement
Unrefunded Revenue Bonds
Pool Program
Series 2004-10
08-01-34	5.00	570,000	590,811
Massachusetts Water Resources Authority
Refunding Revenue Bonds
Series 2005A (NPFGC)
08-01-22	5.00	2,000,000	2,201,340

Total			23,062,472

Michigan (1.3%)
City of Detroit
Revenue Bonds
Sr Lien
Series 2003A (NPFGC)
07-01-21	5.00	1,350,000	1,371,519
Michigan Municipal Bond Authority
Revenue Bonds
Drinking Water State Revolving Fund
Series 2002
10-01-22	5.00	2,350,000	2,516,098
Michigan Municipal Bond Authority
Revenue Bonds
School District City of Detroit
Series 2005 (AGM)
06-01-19	5.00	1,500,000	1,610,295
Summit Academy North
Prerefunded Certificate of Participation
Series 2001
07-01-21	7.13	1,615,000	1,651,854
Troy City School District
Unlimited General Obligation Bonds
School Building & Site
Series 2006 (NPFGC)
(Qualified School Board Loan Fund)
05-01-24	5.00	1,600,000	1,705,072

Total			8,854,838

Minnesota (2.9%)
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2008A
11-15-23	6.38	1,000,000	1,117,850
11-15-32	6.75	1,000,000	1,111,900
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07-01-39	5.75	2,350,000	2,343,185

Issue	Coupon	Principal
description(f,g)	rate	amount	Value(a)
City of St. Louis Park
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07-01-23	5.50	6,700,000	6,921,233
07-01-30	5.75	800,000	813,712
Duluth Independent School District #709
Certificate of Participation
Series 2008B
(School District Credit Enhancement Program)
02-01-26	4.75	1,000,000	1,052,760
Minneapolis/St. Paul Housing Finance Board
Revenue Bonds
Mortgage-backed City Living
Series 2006A-5 (GNMA/FNMA/FHLMC)
04-01-27	5.45	3,139,352	3,258,114
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05-15-21	5.25	1,070,000	1,080,154
05-15-22	5.25	1,185,000	1,192,229
05-15-36	5.25	750,000	687,158

Total			19,578,295

Mississippi (0.7%)
Mississippi Business Finance Corporation
Revenue Bonds
Series 2009A
05-01-24	4.70	1,250,000	1,237,675
05-01-37	5.00	815,000	800,672
Mississippi Home Corporation
Revenue Bonds
Series 2007E-1 (GNMA/FNMA/FHLMC)
12-01-37	5.85	2,480,000	2,676,416

Total			4,714,763

Missouri (3.4%)
Cape Girardeau County Industrial Development Authority
Revenue Bonds
St. Francis Medical Center
Series 2009
06-01-39	5.75	350,000	354,729
City of St. Louis
Revenue Bonds
Lambert-St. Louis International
Series 2009A-1
07-01-34	6.63	1,050,000	1,109,399
County of Boone
Revenue Bonds
Boone Hospital Center
Series 2008
08-01-38	5.38	1,700,000	1,674,364
Kirkwood Industrial Development Authority
Revenue Bonds
Aberdeen Heights
Series 2010A
05-15-39	8.25	3,000,000	2,966,730

Issue	Coupon	Principal
description(f,g)	rate	amount	Value(a)
Missouri Joint Municipal Electric Utility Commission
Revenue Bonds
Plum Point Project
Series 2006 (NPFGC)
01-01-20	5.00	2,000,000	2,028,200
Missouri State Health & Educational Facilities Authority
Revenue Bonds
Coxhealth
Series 2008
11-15-29	5.25	2,525,000	2,530,050
11-15-33	5.50	1,500,000	1,509,150
Missouri State Health & Educational Facilities Authority
Revenue Bonds
Washington University
Series 2008A
03-15-39	5.38	10,000,000	10,873,900

Total			23,046,522

Nebraska (1.8%)
Douglas County Hospital Authority #2
Refunding Revenue Bonds
Health Facilities Children’s Hospital
Series 2008
08-15-31	6.13	2,250,000	2,374,583
Elkhorn School District
Unlimited General Obligation Bonds
Elkhorn Public Schools
Series 2009
06-15-28	6.00	500,000	534,640
Madison County Hospital Authority #1
Revenue Bonds
Faith Regional Health Services Project
Series 2008A-1
07-01-33	6.00	3,500,000	3,552,640
Municipal Energy Agency of Nebraska
Refunding Revenue Bonds
Series 2009A (BHAC)
04-01-39	5.38	3,000,000	3,187,140
Nebraska Elementary & Secondary School Finance Authority
Revenue Bonds
Boys Town Project
Series 2008
09-01-28	4.75	2,200,000	2,238,522
University of Nebraska
Revenue Bonds
Lincoln Student Fees & Facilities
Series 2009A
07-01-39	5.25	350,000	363,524

Total			12,251,049

Nevada (2.4%)
Clark County Water Reclamation District
Limited General Obligation Bonds
Series 2009A
07-01-34	5.25	6,500,000	6,817,655

Issue	Coupon	Principal
description(f,g)	rate	amount	Value(a)
County of Clark
Revenue Bonds
Las Vegas-Mccarran International Airport
Series 2010A
07-01-34	5.13	4,250,000	4,182,892
Las Vegas Valley Water District
Limited General Obligation Bonds
Water Improvement
Series 2006A (AGM)
06-01-24	5.00	1,000,000	1,045,840
Truckee Meadows Water Authority
Refunding Revenue Bonds
Series 2006 (AGM)
07-01-32	4.75	3,775,000	3,703,426

Total			15,749,813

New Hampshire (0.7%)
New Hampshire Business Finance Authority
Revenue Bonds
Elliot Hospital Obligation Group
Series 2009A
10-01-39	6.13	2,750,000	2,758,690
New Hampshire Health & Education Facilities Authority
Revenue Bonds
Dartmouth-Hitchcock
Series 2009
08-01-38	6.00	2,000,000	2,095,200

Total			4,853,890

New Jersey (1.1%)
New Jersey Economic Development Authority
Revenue Bonds
Cigarette Tax
Series 2004
06-15-18	5.63	4,950,000	4,951,089
Tobacco Settlement Financing Corporation
Prerefunded Asset-backed Revenue Bonds
Series 2002
06-01-37	6.00	2,175,000	2,427,844

Total			7,378,933

New Mexico (0.4%)
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare Services
Series 2008A
08-01-32	6.38	2,165,000	2,403,800

New York (5.6%)
Brooklyn Arena Local Development Corp
Revenue Bonds
Barclays Center Project
Series 2009
07-15-30	6.00	1,500,000	1,534,005

Issue	Coupon	Principal
description(f,g)	rate	amount	Value(a)
City of New York
Unlimited General Obligation Bonds
Series 2004E (AGM)
11-01-22	5.00	2,600,000	2,760,212
City of New York
Unlimited General Obligation Bonds
Series 2004H
08-01-20	5.00	3,660,000	3,921,763
City of New York
Unlimited General Obligation Bonds
Sub Series 2006J-1
06-01-25	5.00	1,500,000	1,581,450
Metropolitan Transportation Authority
Revenue Bonds
Series 2006A
11-15-22	5.00	2,500,000	2,687,199
Metropolitan Transportation Authority
Revenue Bonds
Series 2009B
11-15-34	5.00	500,000	520,270
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01-01-23	5.00	1,000,000	999,000
New York State Dormitory Authority
Revenue Bonds
Columbia University
Series 2007C
07-01-29	5.00	1,250,000	1,351,975
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System
2nd General Resolution
Series 1993A
07-01-18	5.75	5,500,000	6,436,155
New York State Dormitory Authority
Revenue Bonds
Education
Series 2006C
12-15-31	5.00	4,250,000	4,436,319
New York State Dormitory Authority
Revenue Bonds
Sloan-Kettering Memorial Center
Series 2006-1
07-01-35	5.00	750,000	763,418
New York State Environmental Facilities Corporation
Revenue Bonds
New York City Municipal Water Financing Project
2nd Resolution
Series 2004
06-15-26	5.00	4,000,000	4,247,400
New York State Urban Development Corporation
Refunding Revenue Bonds
Service Contract
Series 2008B
01-01-29	4.75	1,500,000	1,525,770

Issue	Coupon	Principal
description(f,g)	rate	amount		Value(a)
Seneca Nation Indians Capital Improvements Authority
Revenue Bonds
Series 2007A
12-01-16	5.25	500,000	(d)	469,925
12-01-23	5.00	750,000	(d)	620,325
Tobacco Settlement Financing Corporation
Asset-backed Revenue Bonds
Series 2003A-1
06-01-19	5.50	2,250,000		2,425,208
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2008C
11-15-38	5.00	1,000,000		1,037,860

Total				37,318,254

North Carolina (0.6%)
City of Charlotte
Certificate of Participation
Governmental Facilities Projects
Series 2003G
06-01-28	5.00	1,750,000		1,811,075
City of Charlotte
Revenue Bonds
Water & Sewer
Series 2008
07-01-26	5.00	2,165,000		2,398,214

Total				4,209,289

North Dakota (0.4%)
County of Ward
Revenue Bonds
Trinity Obligated Group
Series 2006
07-01-15	5.25	625,000		650,638
07-01-25	5.13	2,250,000		2,039,445

Total				2,690,083

Ohio (3.5%)
Buckeye Tobacco Settlement Financing Authority
Asset-backed Senior Turbo Revenue Bonds
Series 2007A-2
06-01-47	5.88	6,125,000		4,584,624
Cleveland State University
Revenue Bonds
Series 2004 (NPFGC/FGIC)
06-01-24	5.25	1,500,000		1,534,335
County of Miami
Refunding & Improvement Revenue Bonds
Upper Valley Medical Center
Series 2006
05-15-21	5.25	500,000		516,280
05-15-26	5.25	1,750,000		1,759,345
Miami University
Refunding Revenue Bonds
Series 2005 (AMBAC)
09-01-23	4.75	2,435,000		2,529,795
Ohio Higher Educational Facility Commission
Revenue Bonds
Kenyon College Project
Series 2010
07-01-44	5.00	10,000,000		10,079,799

Issue	Coupon	Principal
description(f,g)	rate	amount		Value(a)
Ohio Higher Educational Facility Commission
Revenue Bonds
University Hospital Health Systems
Series 2009A
01-15-39	6.75	2,300,000		2,441,749

Total				23,445,927

Oregon (0.9%)
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06-01-31	5.20	975,000		1,001,276
Clackamas County Hospital Facility Authority
Revenue Bonds
Legacy Health Systems
Series 2009A
07-15-35	5.50	500,000		521,565
Oregon Health & Science University
Revenue Bonds
Series 2009A
07-01-39	5.75	1,500,000		1,578,495
Oregon State Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2003A
07-01-24	4.80	2,580,000		2,605,490

Total				5,706,826

Pennsylvania (1.5%)
Allegheny County Hospital Development Authority
Refunding Revenue Bonds
Capital Appreciation
Magee-Women’s Hospital Project
Zero Coupon
Series 1992 (NPFGC/FGIC)
10-01-17	5.81	5,115,000	(h)	3,730,779
Allegheny County Hospital Development Authority
Revenue Bonds
University of Pittsburgh Medical Center
Series 2009
08-15-39	5.63	1,800,000		1,841,742
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
ACTS Retirement Communities
Series 2006B
11-15-22	5.00	2,500,000		2,444,600
Northampton County General Purpose Authority
Revenue Bonds
St. Luke’s Hospital Project
Series 2008A
08-15-28	5.38	1,000,000		991,320
Philadelphia Municipal Authority
Revenue Bonds
Lease
Series 2009
04-01-34	6.50	700,000		741,314

Total				9,749,755

Issue	Coupon	Principal
description(f,g)	rate	amount	Value(a)
Puerto Rico (0.4%)(c)
Puerto Rico Highway & Transportation Authority
Revenue Bonds
Series 2005K
07-01-19	5.00	2,000,000	2,030,800
Puerto Rico Highway & Transportation Authority
Unrefunded Revenue Bonds
Series 2003G
07-01-42	5.00	515,000	466,899
Puerto Rico Public Buildings Authority
Prerefunded Revenue Bonds
Government Facilities
Series 2004I
07-01-33	5.25	20,000	23,145

Total			2,520,844

Rhode Island (0.7%)
Rhode Island Housing & Mortgage Finance Corporation
Revenue Bonds
Homeownership Opportunity
Series 2006-51A
10-01-26	4.65	2,000,000	2,008,920
04-01-33	4.85	2,985,000	2,947,300

Total			4,956,220

South Carolina (1.2%)
Charleston Educational Excellence Finance Corporation
Revenue Bonds
Charleston County School District
Series 2005
12-01-30	5.25	2,500,000	2,571,075
Lexington County Health Services District
Prerefunded Revenue Bonds
Series 2004
05-01-24	5.50	2,100,000	2,467,458
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 1991 (NPFGC/FGIC)
01-01-21	6.25	1,000,000	1,180,900
South Carolina Educational Facilities Authority
Revenue Bonds
Wofford College Project
Series 2008
04-01-38	4.75	1,000,000	969,780
Tobacco Settlement Revenue Management Authority
Revenue Bonds
Series 2001B
05-15-22	6.00	655,000	681,076

Total			7,870,289

Issue	Coupon	Principal
description(f,g)	rate	amount		Value(a)
Texas (6.4%)
Bexar County Health Facilities Development Corporation
Revenue Bonds
Army Retirement Residence Project
Series 2010
07-01-45	6.20	1,100,000		1,103,223
City of Austin
Refunding Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1992 (AMBAC)
11-15-10	6.51	5,055,000	(h)	5,019,918
City of Austin
Refunding Revenue Bonds
Series 2008A
11-15-35	5.25	2,000,000		2,064,800
City of San Antonio
Revenue Bonds
Series 2003 (NPFGC)
02-01-20	5.00	1,980,000		2,104,166
College Station Independent School District
Unlimited General Obligation Bonds
School Building
Series 2007 (Permanent School Fund Guarantee)
08-15-27	5.00	3,795,000		4,132,451
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
School Building
Series 2008 (Permanent School Fund Guarantee)
08-15-34	4.75	1,400,000		1,427,370
Fort Worth Independent School District
Unlimited General Obligation Bonds
Series 2008 (Permanent School Fund Guarantee)
02-15-27	5.00	1,000,000		1,087,570
Galena Park Independent School District
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Zero Coupon
Series 2002 (Permanent School Fund Guarantee)
08-15-28	5.09	5,270,000	(h)	2,246,601
Harris County Health Facilities
Development Corporation
Refunding Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12-01-35	7.25	2,200,000		2,469,500
Spring Independent School District
Unlimited General Obligation Bonds
Schoolhouse
Series 2009 (Permanent School Fund Guarantee)
08-15-34	5.00	4,500,000		4,724,821
State of Texas
Unlimited General Obligation Bonds
Transportation Community-Mobility Fund
Series 2007
04-01-34	4.75	500,000		504,475

Issue	Coupon	Principal
description(f,g)	rate	amount	Value(a)
Tarrant County Cultural Education Facilities
Finance Corporation
Revenue Bonds
Educational Facilities
Series 2008
08-15-31	5.50	7,000,000	7,302,960
Tarrant County Cultural Education Facilities
Finance Corporation
Revenue Bonds
Senior Living Center Project
Series 2009A
11-15-44	8.25	3,000,000	2,922,540
Texas A&M University
Revenue Bonds
Financing System
Series 2009A
05-15-25	5.00	2,500,000	2,779,850
05-15-26	5.00	2,500,000	2,760,000
Uptown Development Authority
Tax Allocation Bonds
Infrastructure Improvement Facilities
Series 2009
09-01-29	5.50	500,000	493,520

Total			43,143,765

Virginia (0.8%)
City of Hampton
Revenue Bonds
Series 2002 (AMBAC)
01-15-28	5.13	1,800,000	1,834,434
Tobacco Settlement Financing Corporation
Asset-backed Revenue Bonds
Series 2005
06-01-26	5.50	1,300,000	1,457,742
Tobacco Settlement Financing Corporation
Prerefunded Asset-backed Revenue Bonds
Series 2005
06-01-37	5.63	2,000,000	2,368,480

Total			5,660,656

Washington (4.5%)
City of Seattle
Improvement & Refunding Revenue Bonds
Series 2001 (AGM)
03-01-26	5.13	3,415,000	3,529,607
County of Yakima
Limited General Obligation Bonds
Series 2002 (AMBAC)
12-01-21	5.00	2,425,000	2,634,011
Energy Northwest
Revenue Bonds
Columbia Generating Station
Series 2007D
07-01-22	5.00	2,900,000	3,215,201
NJB Properties
Revenue Bonds
King County Washington Project
Series 2006A
12-01-27	5.00	4,000,000	4,225,040

Issue	Coupon	Principal
description(f,g)	rate	amount		Value(a)
State of Washington
Unlimited General Obligation Bonds
Various Purpose
Series 2008A
07-01-27	5.00	2,500,000		2,696,050
Washington Health Care Facilities Authority
Revenue Bonds
Swedish Health Services
Series 2009A
11-15-33	6.50	2,930,000		3,061,147
Washington Higher Education Facilities Authority
Refunding Revenue Bonds
Whitworth University Project
Series 2009
10-01-40	5.63	1,050,000		1,041,600
Washington Public Power Supply System
Refunding Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1989B (NPFGC)
07-01-13	6.61	10,360,000	(h)	9,821,902

Total				30,224,558

Wisconsin (3.8%)
Badger Tobacco Asset Securitization Corporation
Asset-backed Revenue Bonds
Series 2002
06-01-27	6.13	795,000		857,328
State of Wisconsin
Revenue Bonds
Series 2009A
05-01-33	5.75	3,000,000		3,237,120
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08-15-25	5.13	4,310,000		4,018,773
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Aurora Health Care
Series 2010A
04-15-39	5.63	1,400,000		1,350,398
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Medical College Wisconsin
Series 2008A
12-01-35	5.25	3,600,000		3,525,012
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Ministry Health
Series 2004 (AGM)
08-01-31	5.00	1,000,000		1,003,920
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Prohealth Care Incorporated Obligation Group
Series 2009
02-15-39	6.63	5,300,000		5,709,796

Issue	Coupon	Principal
description(f,g)	rate	amount	Value(a)
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Riverview Hospital Association
Series 2008
04-01-38	5.75	6,000,000	6,026,579

Total			25,728,926

Wyoming (0.1%)
Wyoming Municipal Power Agency
Revenue Bonds
Series 2009A
01-01-36	5.00	700,000	694,932

Total Municipal Bonds
(Cost: $619,816,935)			$650,482,501

Municipal Bonds Held in Trust (2.4%)(j)

Issue	Coupon	Principal
description(f,g)	rate	amount		Value(a)
Massachusetts (0.7%)
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Harvard University
Series 2009A
11-15-16	5.50%	$4,000,000	(d)	$4,459,560

Missouri (1.1%)
Missouri State Health and Educational Facilities Authority
Revenue Bonds
Washington University
Series 2009A
05-15-17	5.00	7,000,000	(d)	7,436,940

North Carolina (0.6%)
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Duke University Project
Series 2009B
04-01-17	5.00	4,000,000	(d)	4,187,320

Total Municipal Bonds Held in Trust
(Cost: $16,010,878)				$16,083,820

Municipal Notes (0.7%)

		Amount
Issue	Effective	payable at
description(e,f,g)	yeild	maturity	Value(a)
Kansas (0.7%)
City of Wichita
Revenue Bonds
Christian Health
V.R.D.N. Series 2009-IIIB1 (JPMorgan Chase & Co)
11-15-39	0.11%	$5,000,000	$5,000,000

Total Municipal Notes
(Cost: $5,000,000)			$5,000,000

Money Market Fund (0.1%)

	Shares	Value(a)
JPMorgan Tax-Free Money Market Fund	993,585	$993,585

Total Money Market Fund
(Cost: $993,585)		$993,585

Total Investments in Securities
(Cost: $641,821,398)(k)		$672,559,906

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Nov. 30, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 0.38% of net assets at Feb. 28, 2010.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2010, the value of these securities amounted to $18,047,376 or 2.70% of net assets.

(e)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2010.

(f)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(g)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(h)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(i)	At Feb. 28, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $4,496,331.

(j)	Municipal Bonds Held in Trust – The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Investment in Securities.

(k)	At Feb. 28, 2010, the cost of securities for federal income tax purposes was approximately $641,821,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$37,765,000
Unrealized depreciation	(7,026,000)

Net unrealized appreciation	$30,739,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Feb. 28, 2010:

	Fair value at Feb. 28, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Municipal Bonds	$—	$650,482,501	$—	$650,482,501
Municipal Bonds Held in Trust	—	16,083,820	—	16,083,820

Total Bonds	—	666,566,321	—	666,566,321

Other
Municipal Notes	—	5,000,000	—	5,000,000
Unaffiliated Money Market Fund(a)	993,585	—	—	993,585

Total Other	993,585	5,000,000	—	5,993,585

Total	$993,585	$671,566,321	$—	$672,559,906

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Feb. 28, 2010.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)           RiverSource Tax-Exempt Series, Inc.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date April 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date April 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date April 28, 2010